Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Under the terms of operating leases for office premises in Littleton, Colorado and in Casper, Wyoming the Company is committed to minimum annual lease payments as follows:

Year ended December 31,	C$ at-

2013	202,562
2014	191,168
2015	199,552
2016	199,552
2017	99,776
2014 and thereafter	-
892,610